Subsequent Events (Details Narrative) - USD ($)			2 Months Ended
	May. 26, 2015	Feb. 27, 2015	Dec. 31, 2014	Mar. 31, 2015	Oct. 28, 2014
Common stock price per share			$ 0.001		$ 0.001
Convertible promissory note			$ 1,847
Note conversion price per share		$ 0.025
Investors and Consultants [Member]
Number of restricted common stock shares issued			1,080,000
Common stock price per share			$ 0.05
Subsequent Event [Member]
Number of restricted common stock shares issued		413,479
Convertible promissory note		$ 10,000
Accrued interest		$ 337
Note conversion price per share		$ 0.025
Proceeds from collected of other receivables	$ 34,250